Significant Accounting Policies - Schedule of Computing Loss Per Share and the Effect on Loss (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Computing Loss Per Share and the Effect on Loss [Abstract]
Loss from continuing operations (in Dollars)	$ (15,014)	$ (29,068)	$ (31,060)
Number of common shares at the beginning of the year	18,598,555	18,421,852	18,331,507
Weighted average number of shares issued for cash	1,528,695	110,249
Weighted average number of stock options exercised			13,015
Weighted average number of restricted stock units vested	72,826	42,383	50,364
Weighted average number of warrants exercised	313,916
Number of shares used in per share computation	20,513,992	18,574,484	18,394,886
Basic net loss per share (in Dollars per share)	$ (0.73)	$ (1.56)	$ (1.69)
Diluted net loss per share (in Dollars per share)	$ (0.73)	$ (1.56)	$ (1.69)